Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014 Segment	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2014 Trade Accounts Receivable [Member] Customer	Mar. 31, 2014 Trade Accounts Receivable [Member] Customer Concentration Risk [Member] Customer One [Member]	Mar. 31, 2014 Trade Accounts Receivable [Member] Customer Concentration Risk [Member] Customer Two [Member]	Mar. 31, 2014 Trade Accounts Receivable [Member] Customer Concentration Risk [Member] Customer Three [Member]	Mar. 31, 2014 Not Designated as Hedging Instrument [Member] Derivative	Mar. 31, 2013 Not Designated as Hedging Instrument [Member] Derivative	Mar. 31, 2014 Software and Software Development Costs [Member]	Mar. 31, 2013 Software and Software Development Costs [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Minimum [Member] Leasehold Improvements [Member]	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Maximum [Member] Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun		3.125%
Percentage of shares having voting rights owned by Sun		50.00%
Bank deposits average interest rate		1.21%	1.19%
Marketable securities owned or sold	$ 0	$ 0	$ 0	$ 0
Estimated useful lives															5 years		10 years
Estimated useful lives												3 years
Capitalized software cost												4,569,000	4,609,000
Lease period														2018		2058
Lease agreements for an additional period														49 years		98 years
Number of operating segments		1
Tax benefit percentage														50.00%
Unrecognized tax benefits	13,828,000	6,858,000	6,634,000		14,425,000
Acquired intangible assets weighted-average useful life		14 years
Long-lived assets impairment loss	0	47,000	969,000	784,000
Grants earned	0	0	0	0
Advertising expenses	2,166,000	9,787,000	7,213,000	7,270,000
Shipping and handling costs	$ 2,537,000	$ 10,800,000	$ 9,830,000	$ 8,169,000
Number of customers						3
Percentage of customers represent trade accounts receivable							29.20%	18.20%	13.90%
Number of derivative instruments not designated as hedging instruments										0	0